Schedule of earnings per share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Apr. 30, 2021	Apr. 30, 2020
Revenue Recognition
Net income (loss) attributable to common stockholders – basic	$ (274,156)	$ 30,022	$ 1,183,254	$ 60,893	$ 1,469,660	$ 604,851
Adjustments to net loss
Net income (loss) attributable to common stockholders – diluted	$ (274,156)	$ 30,022	$ 1,183,254	$ 60,893
Weighted average common shares outstanding - basic	2,718,383	415,815	2,462,251	415,726	1,250,002	402,284
Effect of dilutive securities			$ 35,557		$ 397,293
Weighted average common shares outstanding – diluted	2,718,383	415,815	2,497,808	415,726	1,647,295	402,284
Earnings (loss) per common share - basic	$ (0.10)	$ 0.07	$ 0.48	$ 0.15	$ 1.18	$ 1.50
Earnings (loss) per common share - diluted	$ (0.10)	$ 0.07	$ 0.47	$ 0.15	$ 0.89	$ 1.50